Quarterly Holdings Report
for
Fidelity® Stock Selector Small Cap Fund
January 31, 2022
SCS-NPRT1-0422
1.813071.117
Common Stocks - 98.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.1%
Interactive Media & Services - 0.1%
ZipRecruiter, Inc. (a)	167,800	3,640
Media - 1.0%
Nexstar Broadcasting Group, Inc. Class A	38,700	6,400
TechTarget, Inc. (a)	90,698	7,522
Thryv Holdings, Inc. (a)	208,000	6,745
		20,667
TOTAL COMMUNICATION SERVICES		24,307
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 1.8%
Adient PLC (a)	334,600	14,043
Fox Factory Holding Corp. (a)	87,400	11,630
LCI Industries	55,800	6,873
Patrick Industries, Inc.	94,700	6,099
		38,645
Diversified Consumer Services - 0.4%
Laureate Education, Inc. Class A	569,700	7,207
Hotels, Restaurants & Leisure - 2.9%
Brinker International, Inc. (a)	295,700	9,820
Churchill Downs, Inc.	78,000	16,403
Everi Holdings, Inc. (a)	277,300	5,482
Hilton Grand Vacations, Inc. (a)	166,600	8,140
Jack in the Box, Inc.	73,500	6,692
Lindblad Expeditions Holdings (a)	185,600	3,131
Marriott Vacations Worldwide Corp.	36,400	5,911
Ruth's Hospitality Group, Inc.	272,600	5,460
		61,039
Household Durables - 2.0%
M.D.C. Holdings, Inc.	287,228	14,560
Skyline Champion Corp. (a)	206,300	13,892
Tempur Sealy International, Inc.	235,200	9,363
Toll Brothers, Inc.	92,400	5,449
		43,264
Leisure Products - 0.9%
Acushnet Holdings Corp. (b)	262,400	12,254
Clarus Corp.	294,537	6,636
		18,890
Multiline Retail - 0.4%
Nordstrom, Inc. (a)	348,800	7,848
Specialty Retail - 2.7%
Academy Sports & Outdoors, Inc. (a)	574,800	22,360
American Eagle Outfitters, Inc.	231,900	5,294
Dick's Sporting Goods, Inc. (b)	75,500	8,713
Murphy U.S.A., Inc.	44,150	8,683
Rent-A-Center, Inc.	174,600	7,359
Williams-Sonoma, Inc. (b)	30,900	4,961
		57,370
Textiles, Apparel & Luxury Goods - 2.5%
Capri Holdings Ltd. (a)	145,800	8,758
Crocs, Inc. (a)	195,800	20,093
Deckers Outdoor Corp. (a)	49,200	15,755
G-III Apparel Group Ltd. (a)	117,800	3,201
Kontoor Brands, Inc.	120,300	5,930
		53,737
TOTAL CONSUMER DISCRETIONARY		288,000
CONSUMER STAPLES - 3.6%
Beverages - 0.5%
Primo Water Corp.	591,400	9,876
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	419,900	25,811
Food Products - 1.4%
Darling Ingredients, Inc. (a)	158,100	10,082
Nomad Foods Ltd. (a)	797,200	20,568
		30,650
Personal Products - 0.5%
BellRing Brands, Inc. Class A (a)(b)	417,702	10,175
TOTAL CONSUMER STAPLES		76,512
ENERGY - 5.9%
Energy Equipment & Services - 0.6%
Liberty Oilfield Services, Inc. Class A (a)	980,678	11,866
Oil, Gas & Consumable Fuels - 5.3%
Antero Resources Corp. (a)	1,140,100	22,266
Denbury, Inc. (a)	326,209	24,511
Enviva, Inc.	158,600	11,099
HollyFrontier Corp.	552,400	19,422
Magnolia Oil & Gas Corp. Class A	494,900	10,705
Northern Oil & Gas, Inc.	831,940	19,567
Viper Energy Partners LP	226,000	6,111
		113,681
TOTAL ENERGY		125,547
FINANCIALS - 16.9%
Banks - 9.7%
Ameris Bancorp	181,800	8,965
Associated Banc-Corp.	464,100	11,092
East West Bancorp, Inc.	114,300	9,869
First Bancorp, Puerto Rico	653,000	9,501
First Hawaiian, Inc.	253,700	7,192
Glacier Bancorp, Inc.	180,000	9,347
Hilltop Holdings, Inc.	477,000	15,755
Meta Financial Group, Inc.	190,700	11,339
Preferred Bank, Los Angeles	119,400	9,320
ServisFirst Bancshares, Inc.	198,200	16,821
Signature Bank	57,500	17,516
Sterling Bancorp	744,500	19,573
Synovus Financial Corp.	421,400	20,969
Trico Bancshares	274,917	11,951
United Community Bank, Inc.	323,700	11,456
Western Alliance Bancorp.	166,500	16,515
		207,181
Capital Markets - 2.8%
Focus Financial Partners, Inc. Class A (a)	232,449	11,706
Hamilton Lane, Inc. Class A	104,300	9,435
Houlihan Lokey	98,600	10,479
Lazard Ltd. Class A	308,100	13,445
LPL Financial	61,400	10,580
TMX Group Ltd.	47,000	4,781
		60,426
Consumer Finance - 1.1%
FirstCash Holdings, Inc.	133,100	9,277
Navient Corp.	341,800	5,958
OneMain Holdings, Inc.	148,400	7,666
		22,901
Diversified Financial Services - 0.7%
Cannae Holdings, Inc. (a)	508,100	15,177
Insurance - 1.2%
Assurant, Inc.	57,100	8,708
Primerica, Inc.	104,000	16,051
		24,759
Thrifts & Mortgage Finance - 1.4%
Essent Group Ltd.	379,000	17,298
Walker & Dunlop, Inc.	88,500	11,718
		29,016
TOTAL FINANCIALS		359,460
HEALTH CARE - 16.2%
Biotechnology - 8.0%
ADC Therapeutics SA (a)	103,581	1,646
Agios Pharmaceuticals, Inc. (a)	150,815	4,659
ALX Oncology Holdings, Inc. (a)	136,900	2,190
Arcutis Biotherapeutics, Inc. (a)	186,700	2,821
Argenx SE ADR (a)	25,131	6,767
Ascendis Pharma A/S sponsored ADR (a)	32,406	3,942
Aurinia Pharmaceuticals, Inc. (a)(b)	189,900	3,164
Blueprint Medicines Corp. (a)	94,600	7,294
Celldex Therapeutics, Inc. (a)	128,600	3,988
Century Therapeutics, Inc.	78,300	1,020
Cerevel Therapeutics Holdings (a)	245,300	6,388
ChemoCentryx, Inc. (a)	66,275	1,782
Cyteir Therapeutics, Inc.	249,100	1,515
Cytokinetics, Inc. (a)	249,100	8,268
Erasca, Inc.	490,000	5,807
Exelixis, Inc. (a)	325,900	5,899
Global Blood Therapeutics, Inc. (a)(b)	331,796	9,572
Graphite Bio, Inc.	402,100	3,756
Imago BioSciences, Inc. (b)	185,736	3,756
Insmed, Inc. (a)	114,017	2,586
Instil Bio, Inc. (a)(b)	470,825	5,466
Janux Therapeutics, Inc. (b)	242,753	3,697
Keros Therapeutics, Inc. (a)	125,100	5,801
Mirati Therapeutics, Inc. (a)	63,600	7,587
Monte Rosa Therapeutics, Inc.	95,400	1,208
Morphic Holding, Inc. (a)	100,538	4,266
Protagonist Therapeutics, Inc. (a)	210,331	6,161
PTC Therapeutics, Inc. (a)	134,700	5,418
Relay Therapeutics, Inc. (a)	293,100	6,486
Tango Therapeutics, Inc. (a)(b)	370,300	3,159
Tenaya Therapeutics, Inc. (a)	231,200	2,756
TG Therapeutics, Inc. (a)	354,900	4,106
Tyra Biosciences, Inc.	264,379	3,466
Vaxcyte, Inc. (a)	162,639	3,097
Verve Therapeutics, Inc. (b)	153,500	4,424
Vir Biotechnology, Inc. (a)	45,400	1,559
Xenon Pharmaceuticals, Inc. (a)	264,571	7,175
Zentalis Pharmaceuticals, Inc. (a)	117,000	6,678
		169,330
Health Care Equipment & Supplies - 2.2%
Envista Holdings Corp. (a)	358,100	15,484
Figs, Inc. Class A (a)	550,000	12,364
Globus Medical, Inc. (a)	139,800	9,329
Integer Holdings Corp. (a)	121,827	9,552
		46,729
Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc. (a)	188,000	9,898
agilon health, Inc. (a)	242,500	4,021
Molina Healthcare, Inc. (a)	48,700	14,146
Owens & Minor, Inc.	319,760	13,459
R1 RCM, Inc. (a)	557,400	13,255
Surgery Partners, Inc. (a)	201,600	8,602
The Oncology Institute, Inc. (c)	373,842	2,294
		65,675
Health Care Technology - 1.0%
Evolent Health, Inc. (a)	297,240	7,048
Inspire Medical Systems, Inc. (a)	41,200	9,117
Omnicell, Inc. (a)	30,100	4,519
		20,684
Life Sciences Tools & Services - 0.9%
Olink Holding AB ADR (a)	212,473	3,438
Syneos Health, Inc. (a)	170,600	15,450
		18,888
Pharmaceuticals - 1.0%
Arvinas Holding Co. LLC (a)	164,800	11,782
Fulcrum Therapeutics, Inc. (a)	253,100	3,078
Ikena Oncology, Inc. (a)(b)	433,400	4,217
Ikena Oncology, Inc. (d)	143,145	1,393
Theseus Pharmaceuticals, Inc.	230,000	2,123
		22,593
TOTAL HEALTH CARE		343,899
INDUSTRIALS - 16.3%
Aerospace & Defense - 0.4%
Kratos Defense & Security Solutions, Inc. (a)	171,600	2,876
Vectrus, Inc. (a)	117,400	5,402
		8,278
Building Products - 2.4%
Builders FirstSource, Inc. (a)	334,437	22,738
Jeld-Wen Holding, Inc. (a)	203,700	4,807
Masonite International Corp. (a)	94,600	9,388
Simpson Manufacturing Co. Ltd.	132,110	14,901
		51,834
Commercial Services & Supplies - 0.6%
Casella Waste Systems, Inc. Class A (a)	158,300	12,028
Construction & Engineering - 3.0%
Comfort Systems U.S.A., Inc.	166,976	14,991
Construction Partners, Inc. Class A (a)	546,300	14,335
Dycom Industries, Inc. (a)	84,300	7,106
EMCOR Group, Inc.	69,340	8,266
IES Holdings, Inc. (a)	233,536	11,513
NV5 Global, Inc. (a)	65,200	6,819
		63,030
Electrical Equipment - 1.9%
Atkore, Inc. (a)	294,870	31,780
Regal Rexnord Corp.	40,200	6,371
Thermon Group Holdings, Inc. (a)	127,355	2,184
		40,335
Machinery - 3.1%
Federal Signal Corp.	348,000	13,579
ITT, Inc.	139,140	12,790
Kadant, Inc.	35,000	7,314
Oshkosh Corp.	74,000	8,422
SPX Corp. (a)	326,400	17,032
SPX Flow, Inc.	81,545	7,029
		66,166
Professional Services - 3.1%
Alight, Inc. Class A (a)(b)	1,400,300	13,527
ASGN, Inc. (a)	185,900	21,354
CACI International, Inc. Class A (a)	23,900	5,914
CRA International, Inc.	58,400	4,968
KBR, Inc.	187,400	8,133
TriNet Group, Inc. (a)	146,974	12,522
		66,418
Trading Companies & Distributors - 1.8%
Beacon Roofing Supply, Inc. (a)	211,800	11,621
Rush Enterprises, Inc. Class A	373,088	19,707
Univar, Inc. (a)	221,200	5,862
		37,190
TOTAL INDUSTRIALS		345,279
INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 0.3%
Calix, Inc. (a)	87,400	4,394
Casa Systems, Inc. (a)	295,600	1,310
		5,704
Electronic Equipment & Components - 2.6%
Advanced Energy Industries, Inc.	209,000	18,012
Fabrinet (a)	130,640	14,783
FARO Technologies, Inc. (a)	114,950	6,243
Insight Enterprises, Inc. (a)	133,700	12,588
Napco Security Technologies, Inc.	209,200	4,349
		55,975
IT Services - 3.8%
Cyxtera Technologies, Inc. Class A (a)	446,527	5,345
Endava PLC ADR (a)	47,900	5,826
ExlService Holdings, Inc. (a)	182,433	21,987
Perficient, Inc. (a)	193,600	20,293
Verra Mobility Corp. (a)	421,000	6,669
WNS Holdings Ltd. sponsored ADR (a)	253,050	21,297
		81,417
Semiconductors & Semiconductor Equipment - 3.3%
CMC Materials, Inc.	57,700	10,437
FormFactor, Inc. (a)	160,700	6,868
Onto Innovation, Inc. (a)	119,250	10,916
Semtech Corp. (a)	195,800	13,921
SiTime Corp. (a)	65,000	15,151
Synaptics, Inc. (a)	64,700	13,610
		70,903
Software - 4.2%
Amplitude, Inc. (a)	84,662	3,328
Digital Turbine, Inc. (a)(b)	96,500	4,260
Manhattan Associates, Inc. (a)	100,300	13,427
NCR Corp. (a)	133,600	5,085
Rapid7, Inc. (a)	100,200	9,652
Sprout Social, Inc. (a)	106,700	7,346
SPS Commerce, Inc. (a)	68,800	8,521
Tenable Holdings, Inc. (a)	296,500	15,240
Workiva, Inc. (a)	132,700	15,696
Zuora, Inc. (a)	320,700	5,333
		87,888
TOTAL INFORMATION TECHNOLOGY		301,887
MATERIALS - 5.0%
Chemicals - 2.0%
Element Solutions, Inc.	437,000	9,806
Huntsman Corp.	486,300	17,424
Trinseo PLC	154,600	8,277
Tronox Holdings PLC	299,300	6,794
		42,301
Construction Materials - 0.8%
Eagle Materials, Inc.	119,800	17,473
Containers & Packaging - 0.5%
O-I Glass, Inc. (a)	827,928	11,020
Metals & Mining - 1.4%
Commercial Metals Co.	595,200	19,903
Warrior Metropolitan Coal, Inc. (b)	368,990	9,668
		29,571
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	94,000	6,245
TOTAL MATERIALS		106,610
REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 3.7%
EastGroup Properties, Inc.	59,000	11,795
Equity Commonwealth (a)	337,700	8,794
Essential Properties Realty Trust, Inc.	354,300	9,407
LXP Industrial Trust (REIT)	1,523,900	22,691
Terreno Realty Corp.	349,000	26,095
		78,782
Real Estate Management & Development - 1.0%
Cushman & Wakefield PLC (a)	408,300	8,570
Jones Lang LaSalle, Inc. (a)	53,500	13,417
		21,987
TOTAL REAL ESTATE		100,769
UTILITIES - 0.8%
Gas Utilities - 0.8%
Brookfield Infrastructure Corp. A Shares	241,000	15,983
TOTAL COMMON STOCKS (Cost $1,623,598)		2,088,253

Convertible Preferred Stocks - 0.1%
	Shares	Value ($) (000s)
HEALTH CARE - 0.1%
Biotechnology - 0.0%
ValenzaBio, Inc. Series A (c)(e)	125,214	809
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (a)(c)(e)	186,831	1,747
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,144)		2,556

U.S. Treasury Obligations - 0.1%
	Principal Amount (f) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 2/3/22 to 2/17/22 (g) (Cost $1,530)	1,530	1,530

Money Market Funds - 3.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.08% (h)	36,516,412	36,524
Fidelity Securities Lending Cash Central Fund 0.08% (h)(i)	32,790,304	32,794
TOTAL MONEY MARKET FUNDS (Cost $69,317)		69,318

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $1,696,589)	2,161,657
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(38,671)
NET ASSETS - 100.0%	2,122,986

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	275	Mar 2022	27,836	(1,098)	(1,098)

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,850,000 or 0.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,393,000 or 0.1% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,464,000.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Aristea Therapeutics, Inc. Series B	10/06/20 - 7/27/21	1,030
The Oncology Institute, Inc.	6/28/21	3,738
ValenzaBio, Inc. Series A	3/25/21	1,114

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	57,248	225,906	246,630	8	-	-	36,524	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	49,434	116,464	133,104	38	-	-	32,794	0.1%
Total	106,682	342,370	379,734	46	-	-	69,318

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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